RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES	12 Months Ended
Mar. 31, 2025
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

24 RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows as cash flows from financing activities.

	Preferred shares	Convertible loan notes	Amount due to immediate holding company	Amount due to a related company	Loan from immediate holding company	Loan from a related company	Total
	US$	US$	US$	US$	US$	US$	US$
At 1 April 2022	11,619,000	-	506	-	-	-	11,619,506
Financing cash flows
Additions	-	3,250,000	600,000	-	2,250,000	1,000,000	7,100,000
Repayments	-	-	(600,000)	-	-	-	(600,000)
Interest expenses	-	80,822	-	-	78,926	60,712	220,460
Fair value adjustments	1,841,000	19,000	-	-	-	-	1,860,000
At 31 March 2023	13,460,000	3,349,822	506	-	2,328,926	1,060,712	20,199,966

At April 1, 2023	13,460,000	3,349,822	506	-	2,328,926	1,060,712	20,199,966
Financing cash flows
Additions	-	100,000	5,345,423	-	564,483	-	6,009,906
Repayments	-	-	-	-	(1,150,000)	-	(1,150,000)
Non-cash transaction	-	-	-	34,579	-	-	34,579
Interest expenses	-	266,520	-	-	187,584	80,219	534,323
Fair value/other adjustments	(4,101,000)	374,000	-	-	-	-	(3,727,000)
At March 31, 2024	9,359,000	4,090,342	5,345,929	34,579	1,930,993	1,140,931	21,901,774

At 1 April 2024	9,359,000	4,090,342	5,345,929	34,579	1,930,993	1,140,931	21,901,774
Financing cash flows
Additions	-	-	713,719	-	3,410,461	-	4,493,828
Repayments	-	-	-	-	(530,019)	-	(530,019)
Non-cash transaction	(5,611,000)	(4,968,302)	(6,059,142)	-	(4,940,858)	(1,165,479)	(22,744,781)
Interest expenses	-	238,960	-	-	129,423	24,548	392,931
Fair value/other adjustments	(3,748,000)	639,000	(506)	-	-	-	(3,479,154)
At 31 March 2025	-	-	-	34,579	-	-	34,579